Going Concern (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Line Items]
Operating losses	$ 18,081	$ (157,110)	$ (95,376)	$ (211,994)
Net cash flow used in operating activities		(5,066)	33,577	$ (138,046)
Working capital deficits		(116,600)	70,700
Accumulated deficit		(904,391)	$ (737,049)
Equity Purchase Facility [Member]
Going Concern [Line Items]
Potential access		100,000
Convertible Note Facility [Member]
Going Concern [Line Items]
Potential access		$ 80,000